Supplemental Disclosures (Schedule Of Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Supplemental Disclosures [Abstract]
Interest	$ 1,214,129	$ 1,189,876
Income taxes	$ 30,384	$ 38,366